Sales and other operating revenues	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Sales and other operating revenues	Sales and other operating revenues

			$ million
	2023	2022	2021
Crude oil	2,413	6,309	5,483
Oil products	128,969	149,854	101,418
Natural gas, LNG and NGLs	29,541	41,770	24,378
Non-oil products and other revenues from contracts with customers	10,298	7,896	6,082
Revenue from contracts with customers	171,221	205,829	137,361
Other operating revenues[a]	38,909	35,563	20,378
Total sales and other operating revenues	210,130	241,392	157,739
[a]Principally relates to commodity derivative transactions including sales of bp own production in trading books.
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An analysis of third-party sales and other operating revenues by segment and region is provided in Note 5.
The group’s sales to customers of crude oil and oil products were substantially all made by the customers & products segment. The group’s sales to customers of natural gas, LNG and NGLs were made by the gas & low carbon energy segment. A significant majority of the group’s sales of non-oil products and other revenues from contracts with customers were made by the customers & products segment.